Inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2022
Inventory
Raw materials	$ 5,129	$ 2,922
Work-in-progress	749	616
Total inventory	5,878	3,538		$ 6,141
Cost of inventory recognized as expense	$ 93,000	$ 185,000	$ 369,000